Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Summary of Related Party Transactions
Other related party balances in our supplemental combined balance sheet consisted of the following, all of which were related to Phillips 66:

	Millions of Dollars
	September 30 2017	December 31 2016

Deferred rentals and other	$5	5
Deferred revenues	24	14
Deferred revenues and other	18	19
Significant related party transactions included in operating and maintenance expenses, general and administrative expenses and interest and debt expense were:

	Millions of Dollars
	Nine Months Ended September 30
	2017*	2016

Operating and maintenance expenses	$138	79
General and administrative expenses	49	41
Interest and debt expense	—	3
Total	$187	123
*Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.